Jun. 05, 2017
JPMORGAN TRUST II

J.P. Morgan International Funds
JPMorgan International Research Enhanced Equity Fund
Prospectus dated March 1, 2017, as supplemented

J.P. Morgan Municipal Bond Funds
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ohio Municipal Bond Fund
Prospectuses dated July 1, 2016

JPMorgan Municipal Income Fund
Prospectus dated February 28, 2017, as supplemented

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
Prospectus dated July 1, 2016

J.P. Morgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
Prospectus dated November 1, 2016, as supplemented

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Enhanced Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectus dated November 1, 2016, as supplemented

(Class A and Class I Shares)

Supplement dated June 5, 2017
to the Summary Prospectuses and Prospectuses as dated above

Broker Charged Commissions

Effective immediately (the “Effective Date”), the following is hereby added at the end of the section “Fees and Expenses of the Fund” in each Fund’s “Risk/Return Summary”:

You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE.